UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Investment Company Act file number: 811-08659

The Henssler Funds, Inc.

(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia 30144

(Address of principal executive offices) (Zip code)

Gene W. Henssler, Ph.D.

3735 Cherokee Street, Kennesaw, Georgia 30144
(Name and Address of Agent for Service)

With copy to:
Pascual LLC
Tower Place 100

3340 Peachtree Road, N.E., Suite 1690
Atlanta, Georgia 30326

Registrant’s Telephone Number, including Area Code: (800) 936-3863

Date of fiscal year end: April 30

Date of reporting period: May 1, 2018 - October 31, 2018

Item 1.	Reports to Stockholders.

The following is a copy of the Report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (17 CFR 270.30e-1).

The Henssler
Equity Fund

Lighting the Way

Semi-Annual Report

October 31, 2018

The henssler equity Fund

3735 Cherokee Street
Kennesaw, Georgia 30144

1-800-936-3863

WWW.HENSSLER.COM

Table of Contents
October 31, 2018

Shareholder Letter	1
Management’s Discussion on Fund Performance	2
Expenses	4
Top Ten Holdings & Asset Allocation	6
Schedule of Investments	7
Statement of Assets & Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to the Financial Statements	17
Additional Information	23

Shareholder Letter
October 31, 2018 (Unaudited)

Dear Fellow Shareholders:

Thank you for investing in The Henssler Equity Fund (“The Fund”). The Henssler Equity Fund believes that its focus on the fundamentals of the businesses it invests in results in the purchase of above-average, high-quality securities with strong growth potential.

If you would like to obtain periodic information regarding The Fund, we encourage you to visit our website at www.henssler.com. You may review The Henssler Equity Fund link as often as you like, as we update information regularly. Each quarter, our website provides details on our top 10 holdings, industry allocation and other statistics. The website also provides media appearance information and links to articles featuring commentary and insight from The Fund’s management team.

The Henssler Equity Fund is more than 20 years old since we started on June 10, 1998. On behalf of our board of directors and management team, we thank many of you who invested in The Fund from its very beginning. We will continue to focus our best efforts on The Henssler Equity Fund.

Yours very truly,

The Henssler Equity Fund Investment Committee

Gene W. Henssler, Ph.D.

William G. Lako, Jr., CFP® 1

Troy L. Harmon, CFA2, CVA3

This report is intended for shareholders of The Fund. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus that contains important information including risks, investment objectives, charges and expenses. The Fund's prospectus is available, without charge, upon request by calling toll-free 1-800-936-3863. Please read and consider this information carefully before you invest or send money.

[1]	Certified Financial Planner Board of Standards Inc. owns the certification mark CFP®, CERTIFIED FINANCIAL PLANNER™ and CFP (with flame logo) ® in the U.S., which it awards to individuals who successfully complete CFP Board's initial and ongoing certification requirements.
[2]	CFA Institute mark is a trademark owned by the CFA Institute.
[3]	Certified Valuation Analyst, accredited through the National Association of Certified Valuation Analysts.

Semi-Annual Report | October 31, 2018	1

Management’s Discussion On Fund Performance
October 31, 2018 (Unaudited)

November 16, 2018

Unless you ignore the market, you probably already knew volatility came roaring back in October. After the market hit a new all-time high on Sept. 20, the next few weeks saw financial assets decline, leaving the S&P 500 Index1 down 9.88% from that high mark. S&P 400 Mid-Cap Index2 companies fell 12.55% during the same period and S&P 600 Small-Cap Index3 companies outpaced their larger peers, falling 13.87%. This return pattern should not surprise, given the risk profile inherent in each of the indices.

Some have blamed tariffs, others said politics were the driver, but rising interest rates have surely been no boost to asset values. The S&P 500 has been a good indicator of political outcomes, and this time wasn’t different. When this market benchmark declines in the six months leading up to election day, it can be considered bad for the political party currently in power. However, for those of you looking for an investment silver lining, mid-term election years are generally positive for asset values.

Moving away from the statistical backing for a market rebound, we prefer to look at fundamental indicators for growth in economic activity and financial assets. Those who wish to blame tariffs for recent weakness can find evidence of higher prices in imported and exported goods, but that development is in the early stages. Economists have warned of the damage tariffs can cause, but we see evidence of a softening in Washington on that topic. On Nov. 16, President Trump noted he could raise tariffs on a broader group of imported goods, but also noted he is optimistic about resolving the issue with China. We still believe negotiation to be his ultimate goal.

In our view, interest rates remain the biggest threat to economic growth. With inflation at 2.5% in October, options markets are indicating an almost 70% probability the Federal Reserve will raise interest rates in December. That is a bit lower than the probability indicated in the early days after the September rate increase. We believe a pause would be best at this point, as inflation has pulled back a bit from mid-summer levels. Given current conditions, we would not be surprised if a rate increase caused short-term rates to rise above the long-term Treasury yield, an inversion of the yield curve and a bad sign for future short-term economic growth. Higher rates justify asset value declines as the financing cost of operations increase for all businesses under this scenario. It is not surprising to see this confirming evidence in financial markets, but also not enjoyable to endure.

We continue our vigilance on your behalf. The next few months provide us with many potential changes in the financial markets. We will be looking for opportunities to create value in The Fund as these changes occur.

Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

[1]	The S&P 500® Index by Standard and Poor’s Corp. is an unmanaged, market capitalization weighted index comprising of 500 issues listed on various exchanges.

2	WWW.HENSSLER.COM

Management’s Discussion On Fund Performance
October 31, 2018 (Unaudited)

[2]	The S&P Mid-Cap 400® Index by Standard and Poor’s Corp. is an unmanaged, market capitalization weighted index that measures the performance of mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment.

[3]	The S&P Small-Cap 600® Index by S&P Dow Jones Industries is an unmanaged, market capitalization weighted index that measures the Small-Cap segment of the U.S. equity market, reflecting the distinctive risk and return characteristics of this market segment.

Semi-Annual Report | October 31, 2018	3

Expenses
October 31, 2018 (Unaudited)

As a shareholder of The Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees and other fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in The Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of May 1, 2018 to October 31, 2018.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on The Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not The Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in The Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

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Expenses
October 31, 2018 (Unaudited)

	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During period May 1, 2018 to October 31, 2018(1)	Expense Ratio(2)
Investor
Actual Fund Return	$1,000.00	$982.20	$7.64	1.53%
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,017.49	$7.78	1.53%
Institutional
Actual Fund Return	$1,000.00	$984.90	$5.15	1.03%
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.01	$5.24	1.03%

(1)	Expenses are equal to The Fund’s annualized expense ratio multiplied by the average account values over the period, multiplied by the number of days in the most recent fiscal half year (184), then divided by 365.

(2)	Annualized, based on The Fund's most recent fiscal half year expenses less any waivers/reimbursements.

Semi-Annual Report | October 31, 2018	5

Top Ten Holdings & Asset Allocation
October 31, 2018 (Unaudited)

Top Ten Holdings* (Percentage of Total Net Assets)

World Fuel Services Corp.	2.82%
MAXIMUS, Inc.	2.71%
Weingarten Realty Investors	2.62%
Check Point Software Technologies, Ltd.	2.54%
Mid-America Apartment Communities, Inc.	2.46%
Avery Dennison Corp.	2.36%
Extra Space Storage, Inc.	2.32%
F5 Networks, Inc.	2.26%
NIC, Inc.	2.20%
LTC Properties, Inc.	2.12%
24.41%

Asset Allocation* (Percentage of Total Net Assets)

Information Technology	16.71%
Financials	16.48%
Industrials	14.81%
Consumer Discretionary	11.25%
Real Estate	9.52%
Health Care	7.97%
Materials	6.47%
Utilities	6.35%
Energy	4.77%
Consumer Staples	3.69%
Communication Services	0.60%
Net Cash & Cash Equivalents	1.38%
100.00%

*	Allocations subject to change and may not reflect the future position of The Fund.

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Schedule of Investments
October 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.62%
Communication Services - 0.60%
Media - 0.60%
WPP PLC - Sponsored ADR	3,700	$208,717

Total Communication Services		208,717
Consumer Discretionary - 11.25%
Auto Components - 0.76%
Magna International, Inc.	5,400	265,896

Distributors - 0.84%
Genuine Parts Co.	3,000	293,760

Diversified Consumer Services - 0.84%
Service Corp. International	7,100	294,437

Hotels, Restaurants & Leisure - 0.83%
Cheesecake Factory, Inc.	6,000	290,040

Household Durables - 0.66%
Whirlpool Corp.	2,100	230,496

Leisure Products - 0.80%
Sturm Ruger & Co., Inc.	4,700	279,133

Multiline Retail - 1.08%
Big Lots, Inc.	9,100	377,832

Specialty Retail - 4.49%
Five Below, Inc.(1)	2,600	295,932
Foot Locker, Inc.	6,500	306,410
Monro, Inc.	4,500	334,800
Ulta Beauty, Inc.(1)	1,000	274,520
Williams-Sonoma, Inc.	6,000	356,280
		1,567,942
Textiles, Apparel & Luxury Goods - 0.95%
Michael Kors Holdings, Ltd.(1)	6,000	332,460

Total Consumer Discretionary		3,931,996
Consumer Staples - 3.69%
Food Products - 2.05%
Campbell Soup Co.	6,100	228,201
Ingredion, Inc.	2,100	212,478
Sanderson Farms, Inc.	2,800	275,492
		716,171

Semi-Annual Report | October 31, 2018	7

Schedule of Investments
October 31, 2018 (Unaudited)

Household Products - 0.92%
Church & Dwight Co., Inc.	5,400	$320,598

Tobacco - 0.72%
Universal Corp.	3,700	251,082

Total Consumer Staples		1,287,851
Energy - 4.77%
Energy Equipment & Services - 1.95%
Dril-Quip, Inc.(1)	16,000	680,960

Oil, Gas & Consumable Fuels - 2.82%
World Fuel Services Corp.	30,800	985,600

Total Energy		1,666,560
Financials - 16.48%
Banks - 4.20%
Commerce Bancshares, Inc.	6,781	431,272
Cullen/Frost Bankers, Inc.	3,700	362,304
East West Bancorp, Inc.	6,400	335,616
South State Corp.	5,000	338,350
		1,467,542
Capital Markets - 1.29%
CBOE Holdings, Inc.	4,000	451,400

Insurance - 8.41%
Assurant, Inc.	4,800	466,608
CNA Financial Corp.	9,100	394,667
Hanover Insurance Group, Inc.	4,300	478,934
Hartford Financial Services Group, Inc.	8,100	367,902
Principal Financial Group, Inc.	8,400	395,388
Reinsurance Group of America, Inc.	2,900	412,873
Torchmark Corp.	5,000	423,300
		2,939,672
Thrifts & Mortgage Finance - 2.58%
Oritani Financial Corp.	35,400	517,194
Washington Federal, Inc.	13,600	382,976
		900,170
Total Financials		5,758,784
Health Care - 7.97%
Biotechnology - 0.86%
United Therapeutics Corp.(1)	2,700	299,322

Health Care Equipment & Supplies - 3.07%
DENTSPLY SIRONA, Inc.	5,600	193,928
Masimo Corp.(1)	2,500	289,000

8	WWW.HENSSLER.COM

Schedule of Investments
October 31, 2018 (Unaudited)

Health Care Equipment & Supplies - 3.07% (continued)
Varian Medical Systems, Inc.(1)	3,000	$358,110
West Pharmaceutical Services, Inc.	2,200	233,024
		1,074,062
Health Care Providers & Services - 2.39%
AmerisourceBergen Corp.	3,200	281,600
Patterson Cos., Inc.	12,200	275,476
WellCare Health Plans, Inc.(1)	1,000	275,990
		833,066
Life Sciences Tools & Services - 1.65%
ICON PLC(1)	2,600	359,008
Mettler-Toledo International, Inc.(1)	400	218,728
		577,736
Total Health Care		2,784,186
Industrials - 14.81%
Aerospace & Defense - 1.81%
Curtiss-Wright Corp.	2,600	284,596
HEICO Corp. - Class A	5,200	346,632
		631,228
Airlines - 0.88%
Alaska Air Group, Inc.	5,000	307,100

Building Products - 2.06%
Lennox International, Inc.	1,900	400,691
Simpson Manufacturing Co., Inc.	5,600	319,648
		720,339
Commercial Services & Supplies - 1.86%
Copart, Inc.(1)	6,300	308,133
Healthcare Services Group, Inc.	8,400	340,956
		649,089
Construction & Engineering - 0.80%
Fluor Corp.	6,400	280,704

Electrical Equipment - 2.00%
Acuity Brands, Inc.	3,000	376,920
Hubbell, Inc.	3,173	322,694
		699,614
Machinery - 2.24%
Snap-on, Inc.	2,600	400,244
Woodward, Inc.	5,200	382,928
		783,172
Professional Services - 0.91%
Nielsen Holdings PLC	12,300	319,554

Semi-Annual Report | October 31, 2018	9

Schedule of Investments
October 31, 2018 (Unaudited)

Road & Rail - 1.32%
Landstar System, Inc.	4,600	$460,414

Trading Companies & Distributors - 0.93%
Watsco, Inc.	2,200	325,996

Total Industrials		5,177,210
Information Technology - 16.71%
Communications Equipment - 2.26%
F5 Networks, Inc.(1)	4,500	788,760

Electronic Equipment, Instruments & Components - 3.57%
Cognex Corp.	16,200	694,008
Coherent, Inc.(1)	4,500	554,130
		1,248,138
IT Services - 6.93%
MAXIMUS, Inc.	14,600	948,562
NIC, Inc.	57,700	767,987
Teradata Corp.(1)	19,400	706,160
		2,422,709
Semiconductors & Semiconductor Equipment - 1.41%
First Solar, Inc.(1)	11,800	493,240

Software - 2.54%
Check Point Software Technologies, Ltd.(1)	8,000	888,000

Total Information Technology		5,840,847

Materials - 6.47%
Chemicals - 2.00%
Eastman Chemical Co.	8,900	697,315

Containers & Packaging - 4.47%
Avery Dennison Corp.	9,100	825,552
Silgan Holdings, Inc.	30,700	737,721
		1,563,273
Total Materials		2,260,588
Real Estate - 9.52%
Equity Real Estate Investment Trusts (REITs) - 9.52%
Extra Space Storage, Inc.	9,000	810,540
LTC Properties, Inc.	17,300	739,921
Mid-America Apartment Communities, Inc.	8,800	859,848
Weingarten Realty Investors	32,600	916,712
		3,327,021
Total Real Estate		3,327,021

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Schedule of Investments
October 31, 2018 (Unaudited)

Utilities - 6.35%
Electric Utilities - 1.04%
ALLETE, Inc.	4,900	$362,600

Gas Utilities - 2.11%
Atmos Energy Corp.	3,900	363,012
New Jersey Resources Corp.	8,300	374,330
		737,342
Multi-Utilities - 1.87%
MDU Resources Group, Inc.	12,000	299,520
WEC Energy Group, Inc.	5,200	355,680
		655,200
Water Utilities - 1.33%
American States Water Co.	7,600	465,272

Total Utilities		2,220,414

TOTAL COMMON STOCKS
(COST $32,985,206)		34,464,174

SHORT TERM INVESTMENTS - 1.47%
Federated Government Obligations Fund - Institutional Shares, 7-day Yield 2.03%	514,232	514,232

TOTAL SHORT TERM INVESTMENTS
(COST $514,232)		514,232

TOTAL INVESTMENTS (100.09%)		34,978,406
(COST $33,499,438)

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.09%)		(30,836)

NET ASSETS (100.00%)		$34,947,570

(1)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | October 31, 2018	11

Statement of Assets & Liabilities
October 31, 2018 (Unaudited)

ASSETS:
Investments, at value (Cost $33,499,438)	$34,978,406
Receivables:
Fund shares sold	19
Dividends	16,168
Prepaid and other assets	16,335
Total Assets	35,010,928

LIABILITIES:
Payables:
Fund shares redeemed	23,454
Operating service fees due to adviser	14,733
Advisory fees due to adviser	15,731
Officers’ fees	292
Directors’ fees	9,148
Total Liabilities	63,358

Net Assets	$34,947,570

NET ASSETS CONSIST OF:
Common stock	$616
Paid-in capital	31,209,503
Total distributable earnings	3,737,451

Net Assets	$34,947,570

Investor Class:
Net Asset Value, offering and redemption price per share	$5.51
Net Assets	$19,241,641
Shares of common stock outstanding of $0.0001 value per share, 100,000,000 shares authorized (Note 1)	3,491,262
Institutional Class:
Net Asset Value, offering and redemption price per share	$5.88
Net Assets	$15,705,929
Shares of common stock outstanding of $0.0001 value per share, 100,000,000 shares authorized (Note 1)	2,672,374

The accompanying notes are an integral part of these financial statements.

12	WWW.HENSSLER.COM

Statement of Operations
For the Six Months Ended October 31, 2018 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $556)	$361,073
Total Investment Income	361,073

EXPENSES:
Operating service fees
Investor Class	75,451
Institutional Class	18,378
Advisory fees	99,840
Chief compliance officer compensation fees	35,853
Insurance fees	12,381
Directors’ fees	18,148
Total Expenses	260,051

Net Investment Income	101,022

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	2,691,422
Net change in unrealized depreciation on investments	(3,285,172)
Net realized and unrealized loss on investments	(593,750)

Net Decrease in Net Assets Resulting from Operations	$(492,728)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | October 31, 2018	13

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2018 (Unaudited)	For the Year Ended April 30, 2018
FROM OPERATIONS:
Net investment income	$101,022	$131,448
Net realized gain/(loss) on investments	2,691,422	(395,154)
Net change in unrealized appreciation/(depreciation) on investments	(3,285,172)	1,881,333
Net Increase/(Decrease) in Net Assets From Operations	(492,728)	1,617,627

DISTRIBUTIONS TO SHAREHOLDERS:(a)
Investor Class	–	(2,320,007)
Institutional Class	–	(1,677,261)
Total Distributions	–	(3,997,268)

CAPITAL SHARE TRANSACTIONS (Note 3):
Investor Class
Shares sold	489,040	1,188,741
Shares issued in reinvestment of distributions	–	2,280,839
Cost of shares redeemed	(2,540,577)	(7,609,712)
Net decrease from share transactions	(2,051,537)	(4,140,132)

Institutional Class
Shares sold	762,371	2,626,709
Shares issued in reinvestment of distributions	–	1,677,261
Cost of shares redeemed	(2,290,814)	(1,436,764)
Net increase/(decrease) from share transactions	(1,528,443)	2,867,206

Net Decrease in Net Assets From Capital Share Transactions	(3,579,980)	(1,272,926)

Net Decrease in Net Assets	(4,072,708)	(3,652,567)

NET ASSETS:
Beginning of period	39,020,278	42,672,845
End of period*	$34,947,570	$39,020,278 (b)

(a)	For the prior year ended April 30, 2018, total distributions consisted of Net Investment Income of $355,814 and Net Realized Gains of $3,641,454.
(b)	For the prior year ended April 30, 2018, the Fund had accumulated net investment loss of $(18,334).

The accompanying notes are an integral part of these financial statements.

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Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Investor Class
	For the Six Months Ended October 31, 2018 (Unaudited)		For the Year Ended April 30, 2018	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016		For the Year Ended April 30, 2015	For the Year Ended April 30, 2014
PER SHARE COMMON SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Period	$5.61		$6.00	$5.95	$9.69		$14.29	$15.03
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.01		0.01	0.03	0.05		0.07	0.11
Net realized and unrealized gain/(loss) on investments	(0.11)		0.23	0.75	(0.18	)(2)	1.18	3.24
Total Income/(Loss) from Investment Operations	(0.10)		0.24	0.78	(0.13)		1.25	3.35
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–		(0.05)	(0.04)	(0.06)		(0.11)	(0.15)
From net realized gains on investments	–		(0.58)	(0.69)	(3.55)		(5.74)	(3.94)
Total Distributions	–		(0.63)	(0.73)	(3.61)		(5.85)	(4.09)
Net Asset Value - End of Period	$5.51		$5.61	$6.00	$5.95		$9.69	$14.29
Total Return	(1.78	)%(3)	3.56%	13.26%	0.25%		8.21%	22.83%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$19,242		$21,556	$27,059	$29,947		$50,383	$84,719
Ratio of expenses to average net assets	1.53	%(4)	1.55%	1.47%	1.47%		1.37%	1.30%
Ratio of net investment income to average net assets	0.27	%(4)	0.12%	0.50%	0.63%		0.51%	0.68%
Portfolio turnover rate(5)	54	%(3)	6%	146%	155%		58%	48%

(1)	Per share amounts calculated based on the average daily shares outstanding during the period.
(2)	The amount of net realized and unrealized gain on investment per share for the period ended April 30, 2016 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated at The Fund level.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | October 31, 2018	15

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Institutional Class
	For the Six Months Ended October 31, 2018 (Unaudited)		For the Year Ended April 30, 2018	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016		For the Year Ended April 30, 2015	For the Year Ended April 30, 2014
PER SHARE COMMON SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Period	$5.97		$6.33	$6.24	$9.98		$14.55	$15.22
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.02		0.04	0.06	0.09		0.13	0.20
Net realized and unrealized gain/(loss) on investments	(0.11)		0.25	0.78	(0.18	)(2)	1.21	3.27
Total Income/(Loss) from Investment Operations	(0.09)		0.29	0.84	(0.09)		1.34	3.47
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–		(0.07)	(0.06)	(0.10)		(0.17)	(0.20)
From net realized gains on investments	–		(0.58)	(0.69)	(3.55)		(5.74)	(3.94)
Total Distributions	–		(0.65)	(0.75)	(3.65)		(5.91)	(4.14)
Net Asset Value - End of Period	$5.88		$5.97	$6.33	$6.24		$9.98	$14.55
Total Return	(1.51	)%(3)	4.22%	13.66%	0.79%		8.79%	23.43%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$15,706		$17,465	$15,614	$13,654		$13,480	$13,129
Ratio of expenses to average net assets	1.03	%(4)	1.05%	0.97%	0.98%		0.87%	0.80%
Ratio of net investment income to average net assets	0.78	%(4)	0.61%	1.00%	1.11%		0.98%	1.26%
Portfolio turnover rate(5)	54	%(3)	6%	146%	155%		58%	48%

(1)	Per share amounts calculated based on the average daily shares outstanding during the period.
(2)	The amount of net realized and unrealized gain on investment per share for the period ended April 30, 2016 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated at The Fund level.

The accompanying notes are an integral part of these financial statements.

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Notes to the Financial Statements
October 31, 2018 (Unaudited)

1. ORGANIZATION

The Henssler Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (“The Fund”). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $0.0001 per share; 100,000,000 shares of which have been classified as shares of common stock of The Fund. The Fund offers Investor Class and Institutional Class shares. The Fund’s investment strategy is to seek growth of capital.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by The Fund. These policies are in conformity with principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financials Services- Investment Companies.

Accounting Estimates — In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation — Equity securities including common stocks and exchange-traded funds that are listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price and are classified as Level 1 of the fair value hierarchy. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 of the hierarchy. Valuations of variable and fixed income securities supplied by independent pricing services approved by The Fund’s Board of Directors (the “Board”) are classified as Level 2 of the hierarchy. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board and would be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. Securities with maturities of sixty (60) days or less are valued at amortized cost as Level 1 or 2 within the hierarchy. See Fair Value Measurements section in the notes for additional information used to value The Fund’s investments.

Federal Income Taxes — For federal income tax purposes, The Fund currently qualifies, and intends to remain qualified, as a Regulated Investment Company (“RIC”) under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its investment company taxable net income including realized gain, not offset by capital loss carry forwards, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

Semi-Annual Report | October 31, 2018	17

Notes to the Financial Statements
October 31, 2018 (Unaudited)

As of and during the six months ended October 31, 2018, The Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, The Fund did not incur any interest or penalties. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders — Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Other — Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions using a form of specific identification and compares the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with The Fund’s understanding of the applicable country’s tax rules and rates.

Expenses that are specific to a class of shares of The Fund are charged directly to the share class. The Fund’s realized and unrealized gains and losses, net investment income, and expenses other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of The Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

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Notes to the Financial Statements
October 31, 2018 (Unaudited)

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including The Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value The Fund’s investments as of October 31, 2018:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$34,464,174	$–	$–	$34,464,174
Short Term Investments	514,232	–	–	514,232
TOTAL	$34,978,406	$–	$–	$34,978,406

*	See Schedule of Investments for industry classification.

For the six months ended October 31, 2018, The Fund did not have significant unobservable inputs (Level 3) used in determining fair value.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of The Fund were as follows:

	For the Six Months Ended October 31, 2018 (Unaudited)	For the Year Ended April 30, 2018
Investor Class:
Shares sold	84,289	200,032
Shares issued in reinvestment of distributions	–	391,897
Less shares redeemed	(432,721)	(1,264,848)
Net Decrease in Shares	(348,432)	(672,919)
Institutional Class:
Shares sold	121,980	409,508
Shares issued in reinvestment of distributions	–	271,401
Less shares redeemed	(374,331)	(222,194)
Net Increase/(Decrease) in Shares	(252,351)	458,715

Semi-Annual Report | October 31, 2018	19

Notes to the Financial Statements
October 31, 2018 (Unaudited)

4. FEDERAL INCOME TAXES AND DISTRIBUTIONS

Tax Basis of Investments: The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at October 31, 2018 were as follows:

Gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$3,842,009
Gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(2,363,041)
Net Unrealized Appreciation	$1,478,968
Tax Cost of Investments	$33,499,438

Classifications of Distributions

Net investment income/(loss) and net realized capital gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized capital gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized capital gain was recorded by The Fund.

The tax character of the distributions paid by The Fund for the fiscal year ended April 30, 2018 was as follows:

Distributions Paid From:	April 30, 2018
Ordinary Income	$418,828
Long-Term Capital Gain	3,578,440
Total	$3,997,268

5. ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Company has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Henssler Asset Management, LLC (the “Adviser”) to provide investment management services to The Fund. Pursuant to the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.50% as applied to The Fund’s daily average net assets. The amounts of expenses paid to the Adviser are reflected in the Statement of Operations and the amount of current liability is reflected in the Statement of Assets and Liabilities.

The Company has entered into an Operating Service Agreement (the “Servicing Agreement”) with the Adviser to provide or arrange for day-to-day operational services to The Fund. Under the Servicing Agreement, the Adviser provides all of The Fund’s day-to-day operational services, excluding cost of brokerage, interest, taxes, litigation, independent directors’ fees and expenses, independent directors’ legal fees, premiums for directors’ liability insurance covering the Company’s independent directors, the Company’s allocable share of the salary and related costs for the Company’s Chief Compliance Officer, and extraordinary expenses. Pursuant to the Servicing Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.70% for the Investor Class and 0.20% for the Institutional Class as applied to the classes’ daily average net assets. The amounts of expenses paid to the Adviser as Operating Services Fees are reflected in the Statement of Operations and the amount of current liability is reflected in the Statement of Assets & Liabilities. The Company’s independent directors are each paid an annual fee of $12,000 per year, together with such directors’ actual out-of-pocket expenses associated with attendance at meetings. The annual fees are payable in four equal quarterly installments and are paid as of each quarterly meeting of the Board of Directors of the Company. The Company's Chief Compliance Officer receives compensation in accordance with the service agreement with the Company and the Adviser. The Company's allocable share of the Chief Compliance Officer's salary is reflected as Chief Compliance Officer Compensation Fees in the Statement of Operations. The officers of the Company, except the Chief Compliance Officer and the independent directors, will receive no compensation from the Company for performing the duties of their offices.

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Notes to the Financial Statements
October 31, 2018 (Unaudited)

The Company and the Adviser have entered into a Fund Accounting and Administration Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to The Fund including, but not limited to administrative, bookkeeping and pricing services.

The Company and the Adviser have entered into a Transfer Agency and Service Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to The Fund including, but not limited to transfer agent, dividend disbursing and record keeping services.

The Company has entered into a Distribution Agreement with ALPS Distributors, Inc. to provide distribution services to The Fund. ALPS Distributors, Inc. serves as underwriter/distributor of shares of The Fund.

The Fund Accounting and Administration fees, Transfer Agency fees, and Distribution fees are all paid by the Adviser.

Certain directors and officers of the Company are directors and officers of the Adviser.

6. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, excluding short-term investments and U.S. government obligations, by The Fund for the six months ended October 31 2018, were as follows:

Purchases	$20,786,034
Sales	$24,338,219

7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of The Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2018, the following entities owned beneficially 25% or greater of The Fund’s outstanding shares. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

Semi-Annual Report | October 31, 2018	21

Notes to the Financial Statements
October 31, 2018 (Unaudited)

Class	Name	Percentage
Investor	Charles Schwab & Co.	30.65%
Institutional	State Street Bank & Trust Company	71.38%

8. INDEMNIFICATIONS

Under the Company’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Company maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred.

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Additional Information
October 31, 2018 (Unaudited)

1. N-Q DISCLOSURE

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. For The Fund this would be for the fiscal quarters ending July 31st and January 31st. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

2. PROXY PROCEDURES

The Company has adopted Portfolio Proxy Voting Policies and Procedures under which The Fund votes proxies related to securities held by The Fund. A description of the Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling toll-free at 1-800-936- 3863 and (ii) on the SEC’s website at www.sec.gov. In addition, The Fund will be required to file a Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. Once filed, the Form N-PX will be available (i) without charge, upon request, by calling toll-free at 1-800-936-3863 and (ii) on the SEC’s website at www.sec.gov.

3. DIRECTORS AND OFFICERS

The business affairs of The Fund are managed under the direction of the Company’s Board of Directors in accordance with the laws of the State of Maryland. Directors who are not deemed to be “interested persons” of the Company, as defined in the 1940 Act, are referred to as “Independent Directors.” The Company’s Statement of Additional Information includes additional information about the Board of Directors and is available, without charge, upon request by calling toll-free 1-800-936-3863.

4.	REVIEW AND APPROVAL OF CONTINUANCE OF ADVISORY, OPERATING SERVICES AND DISTRIBUTION AGREEMENTS

The Independent Directors of The Fund met on June 15, 2018, to review the Advisory Agreement and various information requested from and provided by the Adviser. The Board then discussed the factors considered by the Independent Directors including, without limitation, the following:

(i)	The nature, extent and quality of the services provided by the Adviser. In this regard, the Board reviewed in detail the nature, extent and quality of services provided by the Adviser under the Advisory and Operating Services Agreements. The Board noted that these services include, among other things, furnishing a continuous investment program for The Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of The Fund. The Board considered that the Adviser provides or arranges for the provision of, transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for The Fund’s operation. The Board also considered the Adviser’s operational capabilities and resources, and its experience in serving as investment adviser to The Fund. In particular, the Board considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board also considered that the Adviser provides, at its own expense, office facilities and equipment for use by The Fund and supervisory personnel responsible for supervising and monitoring The Fund’s service providers. The Board also considered that the Adviser pays for the compensation of officers of The Fund who are also officers or employees of the Adviser, except as may otherwise be determined by the Board.

Semi-Annual Report | October 31, 2018	23

Additional Information
October 31, 2018 (Unaudited)

(ii)	The investment performance of The Fund and Adviser. The Board reviewed the performance of The Fund in comparison to The Fund’s peer group as classified by Morningstar as of April 30, 2018. The Board also considered the consistency of the Adviser’s management of The Fund with The Fund’s investment objective and policies and the long-term performance of The Fund. The Board discussed the performance of The Fund relative to recent changes to the Adviser’s investment strategy for The Fund, and the potential performance increase anticipated from those changes.

(iii)	The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with The Fund. In this regard, the Board considered the Adviser’s staffing, personnel and methods of operating; the financial condition and resources of the Adviser and the level of commitment to The Fund and the Adviser by the principals of the Adviser; the asset levels of The Fund, and the overall actual expenses of The Fund relative to the fees received by the Adviser under both the Advisory and Operating Agreements. The Board compared the fees and expenses of The Fund to other funds in its peer group in terms of the type of fund, the style of investment management and the nature of the investment strategy and markets invested in, among other factors. The Board also discussed the overall profitability of the Adviser in managing The Fund, and took into consideration the direct and indirect benefits to the Adviser from advising The Fund. Following further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by The Fund were fair and reasonable. The Board also concluded that the Adviser’s profit from managing The Fund would likely not be excessive and, after discussing relevant financial information, the Adviser would have adequate capitalization and/or would maintain adequate profit levels to support The Fund.

(iv)	The extent to which economies of scale would be realized as The Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of The Fund’s investors. In this regard, the Board considered The Fund’s fee arrangements with the Adviser, The Fund’s fee arrangements with other service providers and whether economies of scale would be realized by The Fund at higher asset levels. The Board also assessed whether certain costs would increase if asset levels rise. The Board determined that with the history of The Fund since inception, and in consideration of the Operating Services Agreement in which the Adviser is responsible for Fund operating expenses, The Fund’s fee arrangement with the Adviser under the Advisory Agreement continues to benefit The Fund’s investors, and it would be premature to consider potential changes, if any, to the fee structure.

After considering the foregoing as well as other factors, the Directors, the majority of whom are Independent Directors under the 1940 Act, concluded it was appropriate to renew the investment advisory agreements.

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Adviser

Henssler Asset Management, LLC

3735 Cherokee Street

Kennesaw, Georgia 30144

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

Custodian

Fifth Third Bank, N.A.

38 Fountain Square Plaza

Cincinnati, Ohio 45263

Transfer, Reception,

and Dividend Disbursing Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

Independent Registered

Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, Ohio 44115

Item 2.	Code of Ethics.

Not applicable to this Report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this Report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this Report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)	Not applicable.

(b)	The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds, Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President and Principal Executive Officer

Date:	January 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

The Henssler Funds, Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President and Principal Executive Officer

Date:	January 3, 2019

By:	/s/ Patricia T. Henssler
Patricia T. Henssler
Treasurer and Principal Financial Officer

Date:	January 3, 2019